Summary of Activity in Reserves related to Business Optimization Initiatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Charges	$ 70	$ 285	$ 130
Severance and Other Employee Related Costs
Restructuring Cost and Reserve [Line Items]
Reserve, beginning balance	164	116	127
Charges	83	221	120
Reserve adjustments	(19)	(14)	(32)
Utilization	(143)	(164)	(89)
Currency translation	27	5	(10)
Reserve, ending balance	$ 112	$ 164	$ 116